 The Universal Institutional Funds, Inc. Prospectus Supplement

  December 23, 2002

The Universal Institutional Funds, Inc.


 Supplement dated
 December 23, 2002 to
 The Universal Institutional
 Funds, Inc. Prospectus
 dated May 1, 2002:

 Emerging Markets Equity
 Portfolio ("Class I")

--------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. Prospectus dated May 1, 2002 is hereby amended and supplemented to reflect changes in the management of the Class I shares of the Emerging Markets Equity Portfolio of The Universal Institutional Funds, Inc.

Accordingly, the paragraph in the section of the Prospectus titled "Portfolio Management" is hereby replaced by the following:

The Portfolio's assets are managed by the Emerging Markets Equity Team. Current members of the team include Narayan Ramachandran, Managing Director, Ruchir Sharma, Managing Director, and Ashutosh Sinha, Managing Director.








Please retain this supplement for future reference.

 The Universal Institutional Funds, Inc. Prospectus Supplement

  December 23, 2002

The Universal Institutional Funds, Inc.


 Supplement dated
 December 23, 2002 to
 The Universal Institutional
 Funds, Inc. Prospectus
 dated May 1, 2002:

 Emerging Markets Equity
 Portfolio ("Class II")

--------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. Prospectus dated May 1, 2002 is hereby amended and supplemented to reflect changes in the management of the Class II shares of the Emerging Markets Equity Portfolio of The Universal Institutional Funds, Inc.

Accordingly, the paragraph in the section of the Prospectus titled "Portfolio Management" is hereby replaced by the following:

The Portfolio's assets are managed by the Emerging Markets Equity Team. Current members of the team include Narayan Ramachandran, Managing Director, Ruchir Sharma, Managing Director, and Ashutosh Sinha, Managing Director.








Please retain this supplement for future reference.